Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 289,772	$ 261,679	$ 196,596
Cost of sales	260,399	219,311	156,188
Gross profit	29,373	42,368	40,408
Operating expenses:
Selling, general and administrative expenses	30,795	38,982	30,517
Total operating expenses	30,795	38,982	30,517
Operating (loss) income	(1,422)	3,386	9,891
Other expense (income):
Interest income	(34)	(543)	(3)
Interest expense	12,513	10,362	6,847
Change in fair value of derivatives and contingent consideration	(4,733)
Foreign exchange loss	10,369	1,440	3,043
Other non-operating expenses	1,691
Total other expense	19,806	11,259	9,887
(Loss) income before taxes	(21,228)	(7,873)	4
Income tax (benefit) expense	(2,058)	(89)	143
Net loss	(19,170)	(7,784)	(139)
Net (loss) income attributable to noncontrolling interest	(42)	198	(29)
Net loss attributable to the Company	$ (19,128)	$ (7,982)	$ (110)
Loss per ordinary shares outstanding – basic and diluted	$ (0.72)	$ (0.38)	$ (0.22)
Weighted average number of ordinary shares outstanding - basic and diluted	26,604,710	20,555,595	619,485
Other comprehensive (loss) income net of tax:
Foreign currency translation adjustments	$ (7,242)	$ (2,995)	$ 5,774
Total other comprehensive (loss) income	(7,242)	(2,995)	5,774
Comprehensive (loss) income	(26,412)	(10,779)	5,635
less: Comprehensive loss attributable to non-controlling interest	(615)	(173)	(29)
Comprehensive (loss) income attributable to the Company	$ (25,797)	$ (10,606)	$ 5,664